Trade Receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade Receivables

NOTE 13: TRADE RECEIVABLES

Trade receivables consisted of the following:

	December 31, 2021	December 31, 2020
Receivables from other related parties (Note 20)	$–	$282
Receivables from third party customers	47,301	36,792
Total	47,301	37,074
Allowance for expected credit losses	(3,275)	(2,884)
Total trade receivables	$44,026	$34,190

A) Trade receivables from contracts with customers

Trade receivables are amounts due from customers for services performed in the ordinary course of business. They are generally due for settlement immediately and therefore are all classified as current. Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain certain significant financing components, at which point they are recognized at fair value. The Company holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the EIR method.

B) Allowances

Movement in the allowance for expected credit losses of trade receivables:

Amounts
Balance as at January 1, 2019	$2,857
Allowance for expected credit losses	341
Utilized provision	(708)
Balance as at December 31, 2019	$2,490
Allowance for expected credit losses	541
Utilized provision	(147)
Balance as at December 31, 2020	$2,884
Allowance for expected credit losses	391
Utilized provision	–
Balance as at December 31, 2021	$3,275